UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2010
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for
The Year Ended December 31, 2010, and Report of
Independent Registered Public Accounting Firm

PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited

MANAGEMENT  REVIEW  AND  ANALYSIS
Although we were not expecting interest rates to rise much in 2010, we had not expected them to fall. We let the average duration of the portfolio decline, believing the probability yields would rise was higher than the probability they would fall. Therefore, the Fund did not capture as much upside from the drop in yields over the first three quarters of the year as it could have had we kept the duration the same. However, believing the economic recovery would continue, particularly for our economy's industrially-oriented industries, we added to the Fund's holdings of medium-quality corporate securities. In essence, we traded duration risk for credit risk. These investments provided some solid gains for the Fund.


AVERAGE ANNUAL TOTAL RETURNS


                               1 Yr.   5 Yrs   10 Yrs

Preservation Fund               7.08%   5.14%    4.56%
Barclays Inter
Gov/Credit                      5.89%   5.53%    5.51%
Treasury Bills
(3 month)                       0.00%   2.47%    2.28%



The PC&J Preservation Fund (the "Fund") provided a 7.08% return for 2010, outperforming the more government-oriented 5.89% return for the Barclay's Intermediate Government/Credit Index. Of course, any positive return would have beaten the 0.00% Fed-engineered return for 3-Month Treasury Bills.

So why, when we said in our 2009 Review "it's hard to conjure up a scenario in the long-term that doesn't include rising interest rates," did interest rates fall? First were the PIIGS and then came QE2. Global sentiment regarding our fiscal management was pretty low at the end of 2009. The housing and banking crises were centered in the U.S. and our out-sized budget deficits were expected to continue for the foreseeable future. Global investors were backing away from our debt markets, favoring the Eurozone's. That was until Greece's debt problems were put under the microscope. Investors began to worry about a number of the Eurozone economies, the rest of the PIIGS - Portugal, Ireland, Italy and Spain. Would the Eurozone be up to the task of constructing a viable safety net? All of sudden the U.S. looked like a safer bet than Europe. Money came back into U.S. bonds and yields dropped.

Next, investors and, more importantly, the Federal Reserve began to fear the U.S. economic recovery was starting to stall. In the late summer the Fed began to signal a willingness to embark on another round of quantitative easing, QE2. If the Fed was going to start buying more bonds, prices would rise. So, bond investors got in ahead of the program and yields declined even more. Interestingly, yields actually rose once the Fed began its program. Economic growth began to pick up and investors were even more confident, given the Fed's actions, that it would continue.

Well this year we really mean it. We are once again employing a price preservation theme in our management decisions. Not only is it hard to conjure up a scenario that doesn't include rising interest rates, we might have to contend with rising spreads between Treasuries and medium-quality corporate debt. Over the long-term, this bias has served the Fund well with returns that fall between the no-risk Treasury Bills and the Barclays Index.



PRESERVATION FUND EXPENSE RATIO*
Per May 1, 2010 Prospectus           1.21%
Per December 31, 2010 Annual Report  1.10%



* The expense ratio stated in the May 1, 2010 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2010 Annual Report includes only operating expenses of the Preservation Fund.


                          GROWTH OF $10,000 INVESTMENT

                    PRESERVATION     BARCLAYS INTER     TREASURY BILL
                          GROWTH      GOV/CR GROWTH            GROWTH

                 2000     10,000             10,000            10,000
                 2001     10,625             10,896            10,340
                 2002     11,260             11,968            10,506
                 2003     11,557             12,484            10,613
                 2004     11,871             12,864            10,758
                 2005     12,161             13,067            11,088
                 2006     12,630             13,600            11,604
                 2007     13,366             14,605            12,200
                 2008     12,698             15,347            12,498
                 2009     14,591             16,151            12,529
                 2010     15,624             17,102            12,529




TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:                   1.1%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $135,352

Maturity of 11 - 15  years:                  1.9
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     249,986

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $384,742)                             3.0                    385,338


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                3.2
 Nissan Motor Acceptance Corp. 2
   5.625%, due 03-14-11                                 100,000     100,928
 Oneok Inc.
   7.125%, due 04-15-11                                 105,000     106,747
 Williams Partners
   7.500%, due 06-15-11                                 100,000     102,933
 Western Union
   5.400%, due 11-17-11                                 100,000     103,975

                                                                    414,583

Maturity of 1 - 5 years:                    22.5
 Fiserv Inc.
   6.125%, due 11-20-12                                  55,000      59,556
 Alcoa Inc.
   5.375%, due 01-15-13                                 250,000     266,666
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     125,937
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                                 130,000     138,095
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      53,148
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     133,906
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     156,062
 Massey Energy Co.
   6.875%, due 12-15-13                                 100,000     100,875
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 125,000     122,500
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     163,028



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
-----------------------------------------
 HSBC Finance Corp.
   6.000%, due 08-15-14                                  $  275,000    $  291,015
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                     162,000       177,646
 OGE Energy Corp.
   5.000%, due 11-15-14                                     250,000       265,938
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                     100,000        99,750
 L-3 Communications Corp.
   5.875%, due 01-15-15                                     150,000       152,438
 Chesapeake Energy Corp.
   9.500%, due 02-15-15                                     120,000       135,300
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                     150,000       138,000
 Nabisco Inc.
   7.550%, due 06-15-15                                     100,000       117,934
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                     160,000       174,523

                                                                        2,872,317

Maturity of 6 - 10 years:                       12.1%
 Alltel Corp.
   7.000%, due 03-15-16                                     100,000       117,735
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                     110,000       113,850
 Boston Scientific Corp.
   6.400%, due 06-15-16                                     150,000       161,825
 Peabody Energy Corp.
   7.375%, due 11-01-16                                     130,000       144,300
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                     250,000       264,359
 Sealed Air Corp.
   7.875%, due 06-15-17                                     125,000       137,459
 Terex Corp.
   8.000%, due 11-15-17                                     250,000       252,500
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                     230,000       240,919
 Conoco Philips
   5.750%, due 02-01-19                                     100,000       113,764

                                                                        1,546,711

Maturity of 11 - 15 years:                       5.3
 General Electric Capital Corp. Step-Up 1
   5.50%%, due 10-28-21                                     200,000       201,507
 Dow Chemical Co.
   7.375%, due 03-01-23                                     200,000       227,991



See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
-----------------------------------------
 Morgan Stanley Curve Accrual 3
   8.375%, due 04-25-23                                  $  250,000    $  248,750

                                                                          678,248


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $5,243,725)                              43.1%                   5,511,859


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of 1 - 5 years:                         4.6
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                      90,000        97,172
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                     150,000       150,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                     310,000       335,194

                                                                          582,366


Maturity of 6 - 10 years:                       10.3
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                     150,000       148,873
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                     200,000       205,128
 Portland OR Weekly Auction Notes 5, 6
   0.255%, due 06-01-19                                     125,000       125,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                     300,000       300,318
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                     150,000       145,379
 Dekalb Cnty GA Dev Authority Revenue
   6.875%, due 03-01-20                                     275,000       275,146
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                     110,000       120,613

                                                                        1,320,457


Maturity of 11 - 15 years:                       7.0
 New York, NY General Obligation
   6.491%, due 03-01-21                                     125,000       135,742
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                     295,000       314,818
 San Bernadino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                     245,000       243,126
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                     100,000       101,524


See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd)
---------------------------------------
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                $  100,000    $  104,268

                                                                        899,478

Maturity of 16 - 25 years:                     5.2%
 Lake County IL School District
   6.300%, due 01-01-27                                   110,000       110,323
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                   200,000       184,556
 Frisco TX COP
   6.375%, due 02-15-33                                   360,000       370,638

                                                                        665,517
                                                                     ----------


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,447,503)                27.1                    3,467,818


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $9,075,970)                            73.2                    9,365,015


GOVERNMENT NATIONAL MORTGAGE
ASSN MORTGAGE BACKED SECURITIES:               3.3
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                   140,862       142,010
 GNMA Remic Series 2010-17
   4.500%, due 07-15-13                                   279,989       281,744


TOTAL GOVERNMENT NATIONAL
MORTGAGE ASSN MORTGAGE BACKED
SECURITIES
 (Cost $420,850)                                                        423,754


LEASE ASSIGNMENTS:                             1.4
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                  144,084       177,055

TOTAL LEASE ASSIGNMENTS
 (Cost $144,084)                                                        177,055






See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT        VALUE
----------------------------------------    --------    ---------    ----------
----------------------------------------

                                                        NUMBER OF
WARRANTS:                                       1.7%    WARRANTS
                                                        ---------
 X-Alpha Call Warrants                                     22,500    $  213,750
 6-27-2013

TOTAL WARRANTS
 (Cost $224,437)                                                        213,750


NON-CONVERTIBLE PREFERRED STOCK:                4.9     SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000       127,500
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300       131,758
 Georgia Power Cap. Tr. VII Pfd., 5.875%                    5,200       130,780
 Metlife Inc. Pfd. B, 6.500%                                5,200       128,960
 Powershares ETF Trust Finl. Pfd.                           5,900       103,899


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $614,209)                                                   622,897


EXCHANGE TRADED DEBT:                           4.1     SHARES
                                                        ---------
 AT&T Inc. Senior Notes
   6.375%, due 02-15-56                                     5,000       133,050
 Comcast Corp. Notes
   6.625%, due 05-15-56                                     5,400       137,430
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                     5,000       126,150
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                     5,175       131,574


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                        528,204


MUTUAL FUNDS:                                   8.6     SHARES
                                                        ---------
 Oppenheimer Sr. Floating Rate A                           36,400       302,121
 Templeton Income Global Bond A                            37,594       509,774
 Vanguard Money Market Reserves                           230,000       230,000
 First American Treasury Obligations                       50,367        50,367

TOTAL MUTUAL FUNDS
 (Cost $1,070,367)                                                    1,092,262


CLOSED END FUNDS:                               1.7     SHARES
                                                        ---------
 Highland Floating Rate A 5                                35,270       222,203

TOTAL CLOSED END FUNDS
 (Cost $345,000)                                                        222,203




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2010



                                 PERCENT
                                  OF NET     PRINCIPAL
SECURITY                          ASSETS      AMOUNT         VALUE
-----------------------------    --------    ---------    -----------
-----------------------------

TOTAL INVESTMENTS
 (Cost $12,386,619) 7               98.9%                 $12,645,140


ASSETS LESS OTHER LIABILITIES        1.1                      141,740


NET ASSETS                         100.0%                 $12,786,880






1 Interest rates listed for step-up bonds are the rates as of December 31, 2010. 2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $154,076, which is 1.2% of the Fund's net assets.
3 Security valued according to "good faith pricing" guidelines.  (See Note A)
4 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At December 31, 2010, the aggregate amount of illiquid securities was $524,258, which is 4.1% of the Fund's net assets.
6 Variable interest rate. Interest rate listed is the rate as of December 31, 2010.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)



The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:



----------------------

Consumer Discretionary    6.5%
Consumer Staple           0.9%
Energy                    5.5%
Financial                19.3%
Healthcare                1.3%
Industrials               4.1%
Information Technology    1.3%
Materials                 7.8%
Telecommunications        1.9%
Utilities                 4.9%
Other                    46.5%
                        ------
Total                   100.0%







See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010




ASSETS:
Investments in securities, at value
 (Cost basis - $12,386,619) (Notes A & D)                          $12,645,140
Receivables - Dividends and Interest                                   151,659
Receivables - Fund shares sold                                           2,000

Total assets                                                        12,798,799

LIABILITIES:
Accrued expenses (Note B)                                              (11,919)

Total liabilities                                                      (11,919)


NET ASSETS                                                         $12,786,880



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   1,292,299
 Net decrease  (Note C)                                                (85,764)

 End of year                                                         1,206,535





NET ASSET VALUE, offering price and redemption price per share     $     10.60



NET ASSETS CONSIST OF:
 Paid in capital                                                   $12,888,477
 Net unrealized appreciation on investments                            258,521
 Undistributed net investment income                                     5,687
 Accumulated net realized loss on investments                         (365,805)

 Net Assets                                                        $12,786,880


















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010




INVESTMENT INCOME (Note A):
 Interest                                                             $ 589,195
 Dividends                                                              128,543

Total investment income                                                 717,738


EXPENSES (Note B):
 Investment advisory fee                                                (67,904)
 Management fee                                                         (81,484)

Total expenses                                                         (149,388)


NET INVESTMENT INCOME                                                   568,350


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                       (50,327)
 Change in net unrealized appreciation/depreciation of investments      409,626

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         359,299


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 927,649




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                       For The Years Ended December 31,
                                                       2010              2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                 $   568,350       $   576,271
 Net realized gain/(loss) on investments                   (50,327)          (13,846)
 Change in net unrealized appreciation/depreciation
      of investments                                       409,626         1,072,551

Net increase in net assets resulting from operations       927,649         1,634,976

DECREASE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                               (566,978)         (577,711)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                      (963,427)        1,379,784

Total increase/(decrease) in net assets                   (602,756)        2,437,049

NET ASSETS:
 Beginning of year                                      13,389,636        10,952,587

 End of year                                           $12,786,880       $13,389,636




UNDISTRIBUTED NET INVESTMENT INCOME                    $     5,687       $     4,315

























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2010


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including exchange traded debt and non-convertible preferred stock, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including non-convertible preferred stock, are generally valued at the NASDAQ Official Closing Price. Mutual funds and closed end funds are valued at the net asset value of their shares on each business day. Fixed income securities, including U.S. agency obligations, U.S. corporate obligations, taxable municipal obligations, Government National Mortgage Association mortgage backed securities and warrants, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. These prices may be based on inputs such as dealer quotations, current trades and offerings, market movement and credit information. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (generally lease assignments). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010


Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. Certain portions of the ASU are effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund's financial statement disclosures for portions effective in future periods.

There  were  no  significant  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of December 31, 2010.




                                              Level 1  Level 2  Level 3    Total
Security Type                                Investments in Securities ($000)
U.S. Agency Obligations                      $     -  $    385  $      -  $   385
U.S. Corporate Obligations                         -     5,512         -    5,512
Taxable Municipal Obligations                      -     3,468         -    3,468
Government National Mortgage Assn. Mortgage
Backed Securities                                  -       424         -      424
Lease Assignments                                  -       177         -      177
Warrants                                           -       214         -      214
Non-Convertible Preferred Stock                  623         -         -      623
Exchange Traded Debt                             528         -         -      528
Mutual Funds                                   1,092         -         -    1,092
Closed End Funds                                 222         -         -      222
Total                                        $ 2,465  $ 10,180  $      -  $12,645
                                             -------  --------  --------  -------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010




                                                                           Measurements
                                                                 Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                            Securities
---------------------------------------------------------------

Beginning Balance, December 31, 2009                                             $ 19

Total gains or losses (realized/unrealized) included in
earnings                                                                            -

Purchases, sales, issuances, settlements and return of
capital (net)                                                                     (19)

Transfers in and/or out of Level 3                                                  -

Ending Balance, December 31, 2010                                                $  -

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still
held at the reporting date                                                       $  -
                                                                                 =====



(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2010, the Fund has a capital loss carry forward of $365,805, of which $98,440 can be carried forward through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014, $17,581 through 2015, $13,846 through 2017, and $50,327 through 2018. These losses can be used to offset future gains. See Note E for further disclosure regarding uncertain tax positions.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010




B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $67,904 for the year ended December 31, 2010.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $4,000 for the year ended December 31, 2010.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $81,484 for the year ended December 31, 2010.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS



                                                 For the Year Ended                 For the Year Ended
                                                  December 31, 2010                  December 31, 2009
                                                -------------------                 -------------------
                                             Shares        Dollars           Shares       Dollars
                                             ----------    ------------      ---------    ------------
  Subscriptions                                168,022     $ 1,804,164        193,666     $ 1,988,278
  Reinvestment of distributions                 53,640         566,978         55,710         577,711
                                               221,662       2,371,142        249,376       2,565,989
                                             ---------    ------------      ---------    ------------
  Redemptions                                 (307,426)     (3,334,569)      (118,709)     (1,186,205)

  Net increase/(decrease)                      (85,764)    $  (963,427)       130,667     $ 1,379,784

D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2010, aggregated $2,534,673 and $1,780,707, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2010, aggregated $660,000 and $774,000, respectively.

At December 31, 2010, gross unrealized appreciation on investments was $521,119 and gross unrealized depreciation on investments was $262,598, for a net unrealized appreciation of $258,521 for financial reporting and federal income tax purposes.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2010




E.  FEDERAL  TAX  DISCLOSURE



                                Tax Character of Distributions Paid
        For the Year Ended December 31, 2010               For the Year Ended December 31, 2009

Ordinary Income  Capital Gains  Total Distribution  Ordinary Income  Capital Gains  Total Distribution
---------------  -------------  -------------------  --------------   ------------  ------------------
$       566,978  $           -  $          566,978  $       577,711  $           -  $          577,711
===============  =============  ==================  ===============  =============  ==================







Tax Basis of Distributable Earnings
As of December 31, 2010

------------------------------------

Undistributed  Undistributed
Ordinary       Accumulated        Unrealized
Income         Realized Losses    Appreciation
-------------  ----------------  -------------
$       5,687  $      (365,805)  $     258,521
=============  ================  =============



The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007-2010) and has concluded that no provision for uncertain tax benefits or expenses is required in these financial statements.



F. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.




G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 2.78%.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS




Selected Data for Each Share of Capital                For The Years Ended December 31,
Stock Outstanding Throughout the Period      2010        2009        2008        2007        2006
                                           --------    --------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF PERIOD       $ 10.36     $  9.43     $ 10.48     $ 10.39     $ 10.52

Income from investment operations:
   Net investment income                     0.49        0.48        0.52        0.52        0.53
   Net realized and unrealized
     gain (loss) on securities               0.24        0.93       (1.05)       0.09       (0.12)
TOTAL FROM INVESTMENT OPERATIONS             0.73        1.41       (0.53)       0.61        0.41

Less distributions:
   From net investment income               (0.49)      (0.48)      (0.52)      (0.52)      (0.54)
TOTAL DISTRIBUTIONS                         (0.49)      (0.48)      (0.52)      (0.52)      (0.54)

NET ASSET VALUE-END OF PERIOD             $ 10.60     $ 10.36     $  9.43     $ 10.48     $ 10.39

TOTAL RETURN                                 7.08%      14.91%     (5.00%)       5.83%       3.86%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                     4.18%       4.89%       4.96%       4.58%       4.49%

Portfolio turnover rate                     20.52%      22.50%      65.51%      31.76%       5.99%

Net assets at end of period (000's)       $12,787     $13,390     $10,953     $12,078     $12,923



















See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Preservation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PC&J Preservation Fund (the "Fund") as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and the broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 25, 2011

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2010 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2010) and held for the entire period through December 31, 2010.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2010     December 31, 2010   During Period*

Actual                    $      1,000.00  $          1,030.96  $          5.63

Hypothetical (5% return          1,000.00  $          1,019.66  $          5.60
before expenses)



* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2010 (Unaudited)


PORTFOLIO  CHARACTERISTICS




                                   % OF NET
TYPE OF SECURITY                    ASSETS
                                   ---------
---------------------------------

U.S. Agency Obligations                 3.0%
U.S. Corporate Obligations             43.1
Taxable Municipal Obligations          27.1
Government National Mortgage Assn
Mortgage Backed Securities              3.3
Lease Assignments                       1.4
Warrants                                1.7
Non-Convertible Preferred Stock         4.9
Exchange Traded Debt                    4.1
Mutual Funds                            8.6
Closed End Funds                        1.7
Assets Less Other Liabilities           1.1
Total                                 100.0%
                                   ---------




PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.




                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1949     Trustee                  2008                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
                                                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                             -----------------------------------
-----------------------------------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None
-----------------------------------------------------------  -----------------------------------






                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1954     Trustee                  2003                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------
---------------------------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)        None
---------------------------------------------------  -----------------------------------






**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)




The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
                           ----------------  -------------  --------------------
-------------------------


Kathleen A. Carlson, CFA*                    Treasurer and
c/o PC&J Service Corp.                       Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------
-------------------------------------------------------

President of the Adviser and PC&J Service Corp. since
1998; Treasurer and Director of the Adviser since 1982;
Chief Compliance Officer of the Adviser since 2004.      None
-------------------------------------------------------  -----------------------------------





                                                           NUMBER OF PORTFOLIOS
                        POSITION(S) HELD     LENGTH OF      IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND        TIME SERVED    OVERSEEN  BY TRUSTEE
----------------------  ----------------  ---------------  --------------------
----------------------

                                          Secretary and
James M. Johnson, CFA*                    Trustee since
c/o PC&J Service Corp.                              1985;
300 Old Post Office     President,        President since
120 West Third Street   Secretary,                  2005;
Dayton, Ohio 45402      Chairman and      Chairman since
Year of Birth: 1952     Trustee                      2010                     2
----------------------  ----------------  ---------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------
---------------------------------------------------------

Secretary and Director of the Adviser and PC&J Service
Corp. since 1982; Chief Investment Officer of the Adviser
since 1982.                                                None
---------------------------------------------------------  -----------------------------------



* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2009          $ 19,250
     FY 2010          $ 20,000



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2009          $ None                         $ None
     FY  2010          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2009          $ 2,100                              $ None
     FY  2010          $ 2,200                              $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2009          $ None                         $ None
     FY  2010          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2009          $ 2,100                         $ None
     FY 2010          $ 2,200                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 23, 2011

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 23, 2011